Jack-up rigs (Tables)	12 Months Ended
Dec. 31, 2021
Jack Up Rigs [Abstract]
Schedule of jack-up rigs
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2021	2020
Opening balance as of January 1,	2,824.6	2,683.3
Additions	23.8	37.4
Depreciation	(117.6)	(116.0)
Transfers from newbuildings (note 14)	—	312.7
Disposals (note 6)	—	(6.5)
Reclassification to asset held for sale	—	(9.2)
Impairment	—	(77.1)
Ending balance as of December 31,	2,730.8	2,824.6

Details of impairment loss on jack-up rigs
The Company recognized impairment losses for the years ended December 31, 2021, 2020 and 2019, as follows:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Atla (1)	—	30.9	—
Balder (1)	—	27.8	—
MSS1 (2)	—	18.4	—
Eir (3)	—	—	11.4
Total	—	77.1	11.4